Income Tax: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Details Oneabstract [Abstract]
Income tax expense (benefit) based on Canadian tax rates	$ (4,373,701)	$ 8,016,735
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	305,766	(570,196)
Non-deductible expenses	81,592	1,016,377
Withholding tax	0	5,983,324
Worthless stock write-off	(4,347,907)	(12,712,678)
Previously unrecognized tax benefits	0	(13,197,148)
Change in valuation allowance and other	3,986,343	1,493,469
Income tax benefit	$ (4,347,907)	$ (9,970,117)